Regulatory Matters (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of Actual Capital Amounts and Ratios

The actual capital amounts and ratios for the Company and the bank as of September 30, 2017 and December 31, 2016 are presented in the following table and as shown, are above the thresholds necessary to be considered “well-capitalized”. Management believes there are no conditions or events that would change that classification in the foreseeable future.

	Consolidated Company		Bank
(In thousands)	Amount	Ratio	Amount	Ratio
September 30, 2017
Tier 1 leverage	$1,079,726	11.1%	$1,181,066	12.2%
Common equity tier 1 capital (transitional)	1,042,920	10.8	1,132,506	11.7
Tier 1 risk-based capital	1,079,726	11.2	1,181,066	12.2
Total risk-based capital	1,273,724	13.2	1,301,129	13.5
The minimum amounts of capital and ratios established by banking regulators are as follows:
Tier 1 leverage	$388,553	4.0%	$388,516	4.0%
Common equity tier 1 capital (transitional)	434,801	4.5	434,726	4.5
Tier 1 risk-based capital	579,734	6.0	579,635	6.0
Total risk-based capital	772,979	8.0	772,846	8.0
Well capitalized requirement:
Tier 1 leverage	N/A	N/A	$485,645	5.0%
Common equity tier 1 capital (transitional)	N/A	N/A	627,938	6.5
Tier 1 risk-based capital	N/A	N/A	772,846	8.0
Total risk-based capital	N/A	N/A	966,058	10.0

	Consolidated Company		Bank
(In thousands)	Amount	Amount	Amount	Ratio
December 31, 2016
Tier 1 leverage	$824,676	8.9%	$1,035,972	11.2%
Common equity tier 1 (CET1)	793,268	8.8	989,990	11.0
Tier 1 risk-based capital	824,676	9.2	1,035,972	11.5
Total risk-based capital	1,007,011	11.2	1,144,519	12.8
The minimum amounts of capital and ratios established by banking regulators are as follows:
Tier 1 leverage	$371,052	4.0%	$370,836	4.0%
Common equity tier 1 (CET1)	403,718	4.5	403,578	4.5
Tier 1 risk-based capital	538,290	6.0	538,105	6.0
Total risk-based capital	717,720	8.0	717,473	8.0
Well capitalized requirement:
Tier 1 leverage	N/A	N/A	$463,546	5.0%
Common equity tier 1 (CET1)	N/A	N/A	583,248	6.5
Tier 1 risk-based capital	N/A	N/A	717,844	8.0
Total risk-based capital	N/A	N/A	897,305	10.0

The actual capital amounts and ratios for the Company and the bank as of December 31, 2016 and 2015 are presented in the following table and as shown, are above the thresholds necessary to be considered “well-capitalized”. Management believes there are no conditions or events that would change that classification.

	Consolidated Company		Bank
(Dollars in thousands)	Amount	Amount	Amount	Ratio
December 31, 2016
Tier 1 leverage	$824,676	8.9%	$1,035,972	11.2%
Common equity tier 1 (CET1)	793,268	8.8%	989,990	11.0%
Tier 1 risk-based capital	824,676	9.2%	1,035,972	11.5%
Total risk-based capital	1,007,011	11.2%	1,144,519	12.8%
The minimum amounts of capital and ratios established by banking regulators are as follows:
Tier 1 leverage	$371,052	4.0%	$370,836	4.0%
Common equity tier 1 (CET1)	403,718	4.5%	403,578	4.5%
Tier 1 risk-based capital	538,290	6.0%	538,105	6.0%
Total risk-based capital	717,720	8.0%	717,473	8.0%
Well capitalized requirement:
Tier 1 leverage	N/A	N/A	$463,546	5.0%
Common equity tier 1 (CET1)	N/A	N/A	583,248	6.5%
Tier 1 risk-based capital	N/A	N/A	717,844	8.0%
Total risk-based capital	N/A	N/A	897,305	10.0%

	Consolidated Company		Bank
(Dollars in thousands)	Amount	Amount	Amount	Ratio
December 31, 2015
Tier 1 leverage	$749,224	9.2%	$963,296	11.9%
Common equity tier 1 (CET1)	723,753	8.7%	922,610	11.1%
Tier 1 risk-based capital	749,224	9.0%	963,296	11.6%
Total risk-based capital	927,988	11.1%	1,068,487	12.9%
The minimum amounts of capital and ratios established by banking regulators are as follows:
Tier 1 leverage	$325,656	4.0%	$324,857	4.0%
Common equity tier 1 (CET1)	375,218	4.5%	374,271	4.5%
Tier 1 risk-based capital	500,291	6.0%	499,028	6.0%
Total risk-based capital	667,054	8.0%	665,371	8.0%
Well capitalized requirement:
Tier 1 leverage	N/A	N/A	$406,071	5.0%
Common equity tier 1 (CET1)	N/A	N/A	540,614	6.5%
Tier 1 risk-based capital	N/A	N/A	665,371	8.0%
Total risk-based capital	N/A	N/A	831,714	10.0%